Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 637	$ 1,670	$ 4,250
Net (decrease) increase in valuation allowance	(637)	1,642	2,922
Charge offs		(2,675)	(5,502)
Ending balance		$ 637	$ 1,670